Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net loss	$ (13,131)	$ (13,987)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	15,372	16,566
Stock-based compensation	3,415	3,904
Foreign currency transaction gain	(1,678)	(2,744)
Deferred income taxes	(922)	(791)
Share in losses of associated companies	6,073	288
Other non-cash items, net	709	1,673
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	13,990	6,145
Inventories	(3,573)	1,028
Net investment in sales-type leases	2,244	3,344
Other current assets and prepaid expenses	266	(280)
Other non-current assets	(304)	275
Accounts payable	981	3,845
Other current liabilities	4,110	4,043
Deferred revenues	1,594	333
Other non-current liabilities	(2,094)	2,035
Net cash provided by operating activities	27,052	25,677
Cash flows from investing activities
Purchase of property and equipment	(7,607)	(6,315)
Investment in unconsolidated entities	(5,000)	(2,548)
Purchase of intangible assets	(271)	(515)
Proceeds from sale of plant and property	3,770
Other investing activities	(162)	(80)
Net cash used in investing activities	(9,270)	(9,458)
Cash flows from financing activities
Repayment of current portion of long-term debt	(1,286)	(929)
Proceeds from exercise of stock options	1,002	528
Net cash used in financing activities	(284)	(401)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	296	1,419
Net change in cash, cash equivalents and restricted cash	17,794	17,237
Cash, cash equivalents and restricted cash, beginning of period	329,359	280,623
Cash, cash equivalents and restricted cash, end of period	347,153	297,860
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	109	129
Transfer of inventory to fixed assets	$ 320	$ 1,357